Contingent Liabilities - Additional Information (Detail)	0 Months Ended		12 Months Ended
	Oct. 17, 2013 Application	Dec. 31, 2014 South Deep Gold Mine	Dec. 31, 2014 Silicosis [Member] USD ($)	Dec. 31, 2014 Silicosis [Member] ZAR	Dec. 31, 2013 Silicosis [Member] Application	Dec. 31, 2012 Silicosis [Member] Application	Aug. 21, 2008 Randgold and Exploration Summons USD ($)	Aug. 21, 2008 Randgold and Exploration Summons ZAR
Loss Contingencies [Line Items]
Randgold and Exploration summons, highest claims								12,000,000,000
Randgold and Exploration summons, lowest claims								11,000,000,000
Randgold and Exploration summons, claims							1,000,000,000
Randgold and Exploration summons, alternative claims							45,000,000	521,000,000
Ownership Interests, percent		50.00%
Number of court applications	2				2	2
Number of consolidated court applications	1
Plaintiffs claim amount			$ 2,200,000	25,000,000
Interest rate			15.50%	15.50%